PFPC Inc.
760 Moore Road
King of Prussia, PA  19406

August 2, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:	METROPOLITAN WEST FUNDS (the "Registrant")
	File No. 333-18737 and No. 811-07989


To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No.23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 2004.

Please contact the undersigned if you have any questions or comments at (610) 382-8642.

Very truly yours,

/s/ Thomas N. Calabria

Thomas N. Calabria
Regulatory Administration Dept.


cc:	Jay Menvielle (Metropolitan West Asset Management)
	David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)